Stockholders' Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended					2 Months Ended	12 Months Ended
	Dec. 01, 2021 shares	Aug. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Oct. 19, 2021 shares	Oct. 31, 2019 shares	Nov. 03, 2017 $ / shares shares
Stockholders' Equity [Line Items]
Shares issued, value | $								$ 761,773	$ 298,209	$ 669,916
Issuance expense (in Dollars) | $								16,657	6,640	14,901
Proceeds from the sale of stock (in Dollars) | $								$ 778,430	$ 304,849	684,817
Common stock, shares authorized								340,000,000	340,000,000			170,000,000.0
2019 Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Common stock reserved for issuance								13,000,000.0			4,000,000.0		10,000,000.0		3,600,000
Common Stock [Member]
Stockholders' Equity [Line Items]
Shares issued, value | $								$ 761,773	$ 298,209	$ 669,916
Stock Issued During Period, Shares, New Issues								62,206,045	37,052,612	24,344,057
Number of shares (in Shares)								70,165		645,248
Issuance of common stock shares exercised										10,286
Common Stock Warrants [Member]
Stockholders' Equity [Line Items]
Warrants to purchase common stock								63,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 48.37
2019 private placement transaction [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, New Issues										415,657
Proceeds from the sale of stock (in Dollars) | $										$ 800
Connection with Cashless Exercise of Warrants [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, New Issues										543,686
Warrants to purchase common stock										1,257,235
Cashless exercise of stock options [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, New Issues										10,286
Issuance of common stock shares exercised										12,000
Series B Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock convertible conversion ratio								0	0	0						0
Conversion of preferred stock converted into common stock									2,199	2,000
Common stock, shares authorized									70,165
Preferred stock, shares outstanding								0	0	2,199
Exercise of Common Stock Warrants [Member] | 2019 private placement transaction [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, New Issues										415,657
0% Series B Convertible Stock
Stockholders' Equity [Line Items]
Preferred stock convertible conversion ratio								0	0
Conversion of preferred stock converted into common stock									2,199
Preferred stock, shares outstanding								0	0
Unvested restricted stock awards [Member] | 2019 Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Proceeds from the sale of stock (in Dollars) | $								$ 14,000	$ 10,100	$ 5,100
Share-Based Payment Arrangement, Option [Member] | 2019 Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Common stock reserved for issuance														4,400,000
Sales Agents | Common Stock [Member] | 2023 ATM Offering
Stockholders' Equity [Line Items]
Maximum amount of sales shares (in Dollars) | $		$ 750,000						583,300
Proceeds from the sale of stock net (in Dollars) | $							$ 114,900	571,600
Issuance expense (in Dollars) | $								$ 11,700
Stock Issued During Period, Shares, New Issues							8,644,100	45,758,400
Weighted average price (in Dollars per share) | $ / shares							$ 13.57	$ 13.07
Sales Agents | Common Stock [Member] | 2022 ATM Offering
Stockholders' Equity [Line Items]
Maximum amount of sales shares (in Dollars) | $			$ 500,000					$ 195,200	304,800
Proceeds from the sale of stock net (in Dollars) | $								191,200	298,200
Issuance expense (in Dollars) | $								$ 3,900	$ 6,600
Stock Issued During Period, Shares, New Issues								16,447,645	37,052,612
Weighted average price (in Dollars per share) | $ / shares								$ 11.86	$ 8.23
Proceeds from the sale of stock (in Dollars) | $								$ 500,000
Sales Agents | Common Stock [Member] | 2021 ATM Offering [Member]
Stockholders' Equity [Line Items]
Maximum amount of sales shares (in Dollars) | $				$ 600,000						600,000
Proceeds from the sale of stock net (in Dollars) | $										587,200
Issuance expense (in Dollars) | $										$ 12,800
Stock Issued During Period, Shares, New Issues										19,910,589
Weighted average price (in Dollars per share) | $ / shares										$ 29.53
Proceeds from the sale of stock (in Dollars) | $										$ 600,000
H.C. Wainwright [Member] | Common Stock [Member] | 2020 ATM Offering [Member]
Stockholders' Equity [Line Items]
Maximum amount of sales shares (in Dollars) | $					$ 200,000	$ 100,000
Proceeds from the sale of stock net (in Dollars) | $					82,700
Issuance expense (in Dollars) | $					$ 2,100
Stock Issued During Period, Shares, New Issues					4,433,468
Weighted average price (in Dollars per share) | $ / shares					$ 19.13
Proceeds from the sale of stock (in Dollars) | $					$ 84,800
Percentage of commission						3.00%
Members of our board of directors and an employee of Company [Member]
Stockholders' Equity [Line Items]
Number of shares (in Shares)									1,819,332
Members of our board of directors and an employee of Company [Member] | Unvested restricted stock awards [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, New Issues								5,000,000.0
Number of shares held to cover withholding taxes related to the settlement of restricted stock units									685,781
Number of shares held to cover withholding taxes related to the settlement of restricted stock units								1,300,000
Members of our board of directors and an employee of Company [Member] | Unvested restricted stock awards [Member] | 2019 Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Stock Issued During Period, Shares, New Issues										464,021
Number of shares held to cover withholding taxes related to the settlement of restricted stock units										174,685
Kairos Global Technology, Inc [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Number of shares of common stock issuable upon conversion																1,750,001
Conversion price (in Dollars per share) | $ / shares																$ 6.80
Preferred stock stated value per share (in Dollars per share) | $ / shares																$ 6.80
Whinstone [Member]
Stockholders' Equity [Line Items]
Number of shares (in Shares)										11,800,000
ESS Metron
Stockholders' Equity [Line Items]
Number of shares (in Shares)										645,248
Acquisition Of ESSMetron Member
Stockholders' Equity [Line Items]
Number of shares (in Shares)								70,165
Common stock reserved for issuance	70,165							70,165
Number of shares withheld for indemnification security	70,165
Number of shares withheld for indemnification security, term	18 months